SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of fair value of option awards

We determine the fair value of option grant share-based awards at their grant date, using a Black-Scholes-Merton Option-Pricing Model applying the assumptions in the following table:

	Six months ended June 30,
	2017	2016
Expected life (years)	5	—
Dividend yield	0%	—
Expected volatility	80%	—
Risk free interest rates	1.97%	—
Weighted average fair value of options at grant date	$0.02980	—